Long-term Debt	12 Months Ended
Dec. 31, 2014
Long-term Debt [Abstract]
Long-term Debt
15.      Long-term Debt:
The amounts of the Company's long term indebtedness in the accompanying consolidated balance sheets are analyzed as follows:

		December 31,
		2013	2014
(a)	Serifos, Kithnos, Santorini, Paros, Naxos	$22,539	$20,140
(b)	Milos, Amorgos, Kimolos, Syros, Mykonos	17,020	14,220
(c)	Eton, Benmore and Ingram	19,019	17,531
(d)	Tasman and Santon	12,376	11,153
(e)	Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas, Kythira	49,374	45,946
(f)	Andros, Dilos, Ios, Sifnos, Tinos	29,675	25,401
(g)	Kassos, Tilos, Halki, Symi	27,555	25,591
(h)	Aegean III, VIII	3,971	1,706
(i)	Blatoma	1,922	1,393
(j)	Verbeke Bunkering	275	-
(k)	Seatra	6,386	5,178
(l)	Overdraft facility under senior secured credit facility dated 03/21/2014	-	4,232
(m)	Corporate credit facility dated 03/11/2013	73,500	59,000
(n)	Senior convertible notes	73,115	75,411
(o)	Trade credit facility dated 9/18/2014	115,000	115,000
	Total	451,727	421,902
	Less: Current portion	(34,983)	(38,612)
	Long-term portion	$416,744	$383,290

The above debt agreements, apart from the senior convertible notes, are secured by assets of the Company.
(a) On August 30, 2005, the Company's subsidiaries, Serifos, Kithnos, Santorini, Paros and Naxos, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $35,500 to partially finance the construction costs of vessels Serifos, Kithnos, Santorini, Paros, Naxos, respectively (five tranches of $7,100 each).
The loan bears interest at LIBOR plus 1.55% from January 1, 2011. During the years ended December 31, 2012, 2013 and 2014, the weighted average interest rate (including the margin) was 2.01%, 1.83% and 1.78%, respectively, while at December 31, 2013  and 2014, the interest rate (including the margin) was 1.79%.
The loan agreement contains financial covenants requiring the Company to ensure that book net worth (total stockholder's equity attributable to AMPNI) ("book net worth") shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio (cash and cash equivalents and trade receivables to total current liabilities) ("liquidity ratio") shall be higher than 0.50-to-one.
On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under the facility to $410,000 and reduce the minimum current ratio required to be maintained under the facility to 1.05-to-one until March 30, 2013. After that date the current ratio shall not be less than 1.15-to-one.
(b) On February 10, 2006, the Company's subsidiaries, Milos, Amorgos, Kimolos, Syros and Mykonos, as co-borrowers, jointly and severally entered into a collateralized term loan with an international bank for an amount of $33,400 to partially finance the construction costs of vessels Milos, Amorgos, Kimolos, Syros, Mykonos, respectively (five tranches of $6,680 each).
On December 19, 2006, this facility was refinanced by a term loan (with identical terms and conditions) with the same bank under the credit facility.
The loan bears interest at LIBOR plus 1.15% plus additional compliance costs. During the years ended December 31, 2012, 2013 and 2014, the weighted average interest rate (including the margin) was 1.40%, 1.36% and 1.33%, respectively, while at December 31, 2013 and 2014, the interest rate (including the margin) was 1.36% and 1.34%, respectively.
The loan agreement contains financial covenants requiring the Company to ensure that market value adjusted net worth shall not be less than $410,000; that minimum liquidity shall not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one, which was amended to 0.70-to-one, applied as of December 31, 2011. Under the agreement the Company is also required to maintain a minimum coverage ratio of 1.60-to-one and current ratio of at least the minimum of 1.05-to-one and the one set by the other lenders. After January 31, 2013 the minimum current ratio is 1.15-to-one.
(c) On October 25, 2006, the Company's subsidiaries, Eton, Benmore and Ingram, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $26,250 to partially finance the construction costs of vessels Patmos, Nisyros, Karpathos (three tranches of $8,750 each).
The loan bears interest at LIBOR plus 1.30% from January 1, 2011. During the years ended December 31, 2012, 2013 and 2014, the weighted average interest rate (including the margin) was 1.76%, 1.58% and 1.54%, respectively, while at December 31, 2013 and 2014, the interest rate (including the margin) was 1.55% and 1.53%, respectively.
The loan agreement contains financial covenants requiring the Company, as guarantor,  to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one; that the liquidity ratio shall be higher than 0.50-to-one.On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under its corporate guarantee to $410,000 and reduce the minimum current ratio required to be maintained under its corporate guarantee to 1.05-to-one until March 30, 2013. After that date the current ratio should not be less than 1.15-to-one.
(d) On October 27, 2006, the Company's subsidiaries, Tasman and Santon, as co-borrowers, jointly and severally entered into a collateralized term loan with a Greek bank for an amount of $17,600 to partially finance the construction costs of vessels Kalymnos and Leros (two tranches of $8,800 each).
The loan bears interest at LIBOR plus 1.15% on the principal amount repayable in quarterly installments (for each tranche: $6,160) and at LIBOR plus 1.25% on the principal amount repayable in a balloon payment (for each tranche: $2,640). During the years ended December 31, 2012, 2013 and 2014, the weighted average interest rate (including the margin) was 1.46%, 1.42% and 1.39%, respectively, while at December 31, 2013 and 2014, the interest rate (including the margin) was 1.36% and 1.43%, respectively.
(e) On October 30, 2006, the Company's subsidiaries, Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas and Kythira, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $64,750 to partially finance the construction costs of vessels Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas and Kythira (seven tranches of $9,250 each).
The loan bears interest at LIBOR plus 1.15% before delivery of each vessel and at LIBOR plus 1.30% from January 1, 2011, amended with a supplemental agreement, after such vessel's delivery. During the years ended December 31, 2012, 2013 and 2014, the weighted average interest rate (including the margin) was 1.76%, 1.58% and 1.53%, respectively, while at December 31, 2013 and 2014, the interest rate (including the margin) was 1.54% and 1.53%, respectively.
The loan agreement contains financial covenants requiring the Company, as guarantor, to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio shall be higher than 0.50-to-one.
On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under its corporate guarantee to $410,000 and reduce the minimum current ratio required to be maintained under its corporate guarantee to 1.05-to-one until March 30, 2013. After that date the current ratio should not be less than 1.15-to-one.
(f) On July 5, 2007, the Company's subsidiaries, Andros, Dilos, Ios, Sifnos and Tinos, as co-borrowers, jointly and severally entered into a syndicated collateralized term loan with an international bank for an amount of $37,560 to partially finance the construction costs of vessels Andros, Dilos, Ios, Anafi and Sikinos (five tranches of $7,512 each).
On September 12, 2008, the Company amended the collateralized term loan which had entered into on July 5, 2007, and increased the loan to an amount of $43,160, available in five tranches of $8,632 each. Each tranche is repayable in 40 consecutive quarterly installments of $216 each. The first installment of each tranche is repayable three months after the date of drawdown of the final advance.
The loan bears interest at LIBOR plus 1.00%. The loan is collateralized by a first priority mortgage over each of the vessels.
During the years ended December 31, 2012, 2013 and 2014, the weighted average interest rate (including the margin) was 1.94%, 1.72% and 1.67%, respectively, while at December 31, 2013 and 2014, the interest rate (including the margin) was 1.68% and 1.68%, respectively.
The loan agreement contains financial covenants requiring the Company, as guarantor, to ensure that market value adjusted net worth shall not be less than $410,000; that minimum liquidity shall not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one, which was amended to 0.70-to-one, applied as of December 31, 2011. Under the agreement the Company is also required to maintain a minimum coverage ratio of 1.6-to-one and current ratio of at least the minimum of 1.05-to-one and the one set by the other lenders. After January 31, 2013 the minimum current ratio became 1.15-to-one.
(g) On April 24, 2008, the Company's subsidiaries, Kassos, Tilos, Halki and Symi, as co-borrowers, jointly and severally entered into a syndicated collateralized term loan with an international bank for an amount of $38,800 to partially finance the construction costs of the vessels Kassos, Tilos, Halki and Symi (four tranches of $9,700 each).
The loan bears interest at LIBOR plus 1.40% from January 1, 2011, amended with a supplemental agreement, and is collateralized by the first priority mortgage on the four vessels. During the years ended December 31, 2012, 2013 and 2014, the weighted average interest rate (including the margin) was 1.87%, 1.68% and 1.64%, respectively, while at December 31, 2013 and 2014, the interest rate (including the margin) was 1.65% and 1.63%, respectively.
The loan agreement contains financial covenants requiring the Company, as guarantor,  to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio shall be higher than 0.50-to-one.
 On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under the facility to $410,000 and reduce the minimum current ratio required to be maintained under the loan agreement to 1.05-to-one until March 30, 2013. After that date the current ratio should not be less than 1.15-to-one.
(h) On July 8, 2008, the Company entered into a collateralized term loan facility with a Greek bank for an amount of $15,000. The facility is collateralized by a first priority mortgage over the vessels, Aegean III and Aegean VIII and bore interest at LIBOR plus 1.25%.
On June 29, 2012 and thereafter on July 11, 2013, the company signed a supplemental agreement, to extend the quarterly repayments until January 8, 2016, amending the interest rate to LIBOR plus 5.25%.
During the years ended December 31, 2012, 2013 and 2014, the weighted average interest rate (including the margin) was 3.17%, 4.87% and 5.53%, respectively, while at December 31, 2013 and 2014, the interest rate (including the margin) was 5.57% and 5.54%, respectively.
The loan agreement contains financial covenants requiring the Company, as guarantor, to ensure that market value adjusted net worth shall not be less than $175,000; that minimum liquidity shall be not less than $25,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one. On April 5, 2012, the Company agreed with its lenders to permanently amend the maximum consolidated leverage ratio required to be maintained under the loan agreement to 0.75-to-one.
(i) On April 1, 2010, the Company, through the Aegean NWE business acquisition, assumed a loan agreement of an amount of €3,740,000 with a Belgian bank dated on March 22, 2004 to finance the construction of its vessel Texas. The loan bears interest at 4.36%.The loan was renewed on April, 01, 2009 and is renewable every five years.
(j) On April 1, 2010, the Company, through the Aegean NWE business acquisition, assumed a loan agreement of an amount of €4,000,000 with a Belgian bank dated February 25, 2009. The facility bears interest of EURIBOR plus 2.5%. During the year ended December 31, 2012, 2013 and 2014 the weighted average interest rate (including the margin) was 3.89% , 3.83% and 3.84%, while at December 31, 2013, the interest rate (including the margin) was 2.72%. The facility was fully repaid during the year 2014.
(k) On April 1, 2010, the Company assumed a loan agreement with an international bank that was entered into, on October 6, 2009, by its acquired entity Aegean NWE and a third-party. The purpose of this roll over credit facility for an amount of €5,680,000 is to finance the new building Montana and bears interest at EURIBOR plus 1.26%. The credit facility is repayable in quarterly installments of approximately €95,000.
(l) On March 21, 2014, the Company's subsidiary, Aegean Barges NV signed a roll over loan agreement with a bank for the purpose of financing its new secondhand vessel New Jersey for an amount of $4,455 and bears interest at LIBOR plus 2.80%. The credit facility is repayable in forty quarterly installments. During the year ended December 31, 2014, the weighted average interest rate (including the margin) was 3.03%, while at December 31, 2014, the interest rate (including the margin) was 3.04%.
(m) On March 11, 2013, the Company's subsidiary, Aegean Oil Terminal Corporation entered into a credit facility for an aggregate amount of $73,500 with an international commercial bank to finance the construction of its new oil terminal in Fujairah. The loan is repayable in quarterly installments beginning March 31, 2014 and bears interest at LIBOR plus a margin of 5.25%.
The agreement contains financial covenants that require the Company, as guarantor, maintain a consolidated net working capital not less than $50,000 until the end of the quarter of the first utilization date and $125,000 thereafter; consolidated tangible net worth not less than $410,000; current ratio not less than 1.05-to-one until the end of the quarter of the first utilization date and 1.15-to-one; consolidated total liabilities to total assets not more that 0.70-to-one; consolidated EBITDA to interest expense not less than 1.90-to one.
(n) On October 23, 2013 the Company issued $75,000 aggregate principal amount of 4% Convertible Unsecured Senior Notes ("Notes"), which are due November 1, 2018. The full over allotment option granted was exercised and an additional $11,250 Notes were purchased by the underwriters. Accordingly, $86,250 in aggregate principal amount of Notes was sold, resulting in aggregate net proceeds of approximately $83,447 after the underwriters commissions.
The holders may convert their Notes to common stock at any time on or after May 1, 2018, but prior to maturity. However, holders may also convert their Notes prior to May 1, 2018, under the following circumstances: (1) if the closing price of the common stock reaches and remains at or above 130% of the conversion price of $14.23 per share of common stock, or 70.2679 shares of common stock per $1,000 aggregate principal amount of Notes, in effect on that last trading day, for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the calendar quarter immediately preceding the calendar quarter in which the conversion occurs; (2) during the five consecutive trading-day period after any five consecutive trading-day period in which the trading price per $1,000 principal amount of the Notes for each day of that period was less than 98% of the closing price of the Company's common stock multiplied by then applicable conversion rate; or (3) if specified distributions to holders of the Company's common stock are made or specified corporate events occur.
Since the Notes contain a cash settlement option upon conversion at the option of the issuer, the Company has bifurcated, at the issuance date, the $86,250 principal amount of the Notes into liability and equity components of $72,696 and $13,554, respectively, by first determining the carrying amount of the liability component of the Notes by measuring the fair value of a similar liability that does not have an associated equity component. The equity component was calculated by deducting the fair value of the liability component from the total proceeds received at issuance.
The Company's interest expense associated with these Notes is based on an effective interest rate of 9% and the difference from the interest payable upon the Notes is amortized until the expiration of the Notes and included under interest and finance cost in the accompanying consolidated statements of income (Note 21).
The total interest expense related to the Notes in the Company's consolidated financial statements statement of income for the years ended December 31, 2013 and 2014 amounted to $1,143 and $6,148, respectively, of which $419 and $2,297 are non-cash amortization of the discount on the liability component and of the transaction costs allocated to the liability component, $652 and $3,450 are the contractual interest payable semi-annually at a coupon rate of 4% per year.
(o) On September 18, 2014, Aegean Marine Petroleum S.A., Aegean Petroleum International Inc. and Aegean NWE N.V., the Company's wholly-owned subsidiaries, renewed its $1 billion Secured Multicurrency Revolving Credit Facility with a syndicate of commercial lenders as described above. The facility is comprised of three tranches, consisting of Tranche A of $155,000 for a one year tenor, Tranche B of $115,000 for a two year tenor and Tranche C of $730,000 for an uncommitted tenor. Tranche B, classified in the long-term debt, bears interest at LIBOR, plus a margin of 2.1% and 2.5%, respectively, and outstanding amounts under Tranche C bear interest at a rate determined by the relevant lender that represents its cost of funds, plus a margin of 2.0%.
As at December 31, 2014, the Company was in compliance with all of its covenants contained in its credit facilities.
As of December 31, 2014, the outstanding vessel-financing loans are generally collateralized as follows:
•       First priority assignment of the shipbuilding contracts and first priority mortgages over the vessels       (when completed);
•       Assignments of insurance and earnings of the mortgaged vessels (when completed);
•       An undertaking from the vessels' manager.
The vessel-financing loan agreements contain ship finance covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels without the bank's prior consent as well as minimum requirements regarding the ratio of the market value of the relevant vessel to the outstanding loan amount and the ratio of the insured amount of the relevant vessel to the outstanding loan amount. In addition, the borrowing companies and/or their managers must maintain working capital accounts with the lending banks, as defined in the loan agreements. Furthermore, the vessel-owning subsidiary companies are not permitted to pay any dividends without the lenders' prior consent. As of December 31, 2014, most of the Company's vessels, having a total carrying value of $338,189, have been provided as collateral to secure the long-term debt discussed above.
Total interest incurred on long-term debt for the years ended December 31, 2012, 2013 and 2014 amounted to $8,933, $7,264 and $14,924, respectively, (Note 21) and is included in interest and finance costs in the accompanying consolidated statements of income. Accrued interest expense on long-term debt as of December 31, 2013 and 2014 amounted to $1,086 and $1,604, respectively, and is included in accrued and other current liabilities in the accompanying consolidated balance sheets.
As of December 31, 2014, the Company had $912,415 in available liquidity, which includes unrestricted cash and cash equivalents of $129,551 and available undrawn amounts under the Company's working capital facilities of $782,864, to finance working capital requirements.
The annual principal payments required to be made after December 31, 2014, are as follows:

Amount
2015	$38,612
2016	153,688
2017	44,187
2018	112,151
2019	55,939
Thereafter	28,164
Total principal payments	432,741
Less: Unamortized portion of notes' discount	(10,839)
Total long-term debt	$421,902